Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 41	$ 113
Transfers from Level 2 to Level 1	147	233
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	5,667	4,721
Transfers from Level 2 to Level 1	2,432	8,208
Trading assets
Assets
Transfers from Level 1 to Level 2	4,139	5,284
Transfers from Level 2 to Level 1	2,495	5,964
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	801	2,565
Transfers from Level 2 to Level 1	1,197	3,340
Derivatives
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	$ 0	$ 0